Leases - Additional Information (Details)								1 Months Ended			12 Months Ended
	Oct. 01, 2021 USD ($)	Jun. 01, 2020	Feb. 28, 2020 USD ($)	Feb. 28, 2020 GBP (£)	Feb. 21, 2020 USD ($)	Feb. 01, 2019	Jul. 08, 2016	Jun. 30, 2021 USD ($)	Feb. 28, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) Lease	Jun. 30, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Feb. 21, 2020 GBP (£)	Jan. 10, 2020 USD ($)	Jan. 10, 2020 GBP (£)
Lease Disclosure [Line Items]
Number of operating leases | Lease											7
Number of leases met short-term exception | Lease											3
Future minimum lease payments											$ 13,157,000
Maximum
Lease Disclosure [Line Items]
Required minimum balance maintained in connection with lease											$ 100,000
Master Service Agreement
Lease Disclosure [Line Items]
Lease term							5 years
Lease expiration date							Aug. 31, 2020
Lease renewal expiration date		Aug. 31, 2023
Six Agreements
Lease Disclosure [Line Items]
Lease expiration date						Jan. 31, 2021
Lease renewal expiration date									Jul. 31, 2022
Non-cancellable Operating Lease
Lease Disclosure [Line Items]
Lease term	38 months				10 years									10 years	2 years	2 years
Lease term, break clause period					5 years
Letter of credit expiration date	Sep. 30, 2022
Letter of credit extended term	1 year
Non-cancellable Operating Lease | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments					$ 7,000,000.0									£ 5,400,000	$ 200,000	£ 200,000
Required minimum balance maintained in connection with lease	$ 100,000
Manufacturing Services Collaboration Agreement
Lease Disclosure [Line Items]
Lease term			4 years	4 years
Manufacturing Services Collaboration Agreement | Maximum
Lease Disclosure [Line Items]
Collaboration agreement cancellation penalty amount			$ 2,700,000	£ 2,200,000
Lease of Warehouse
Lease Disclosure [Line Items]
Lease term										10 years			10 years
Lease term, break clause period										5 years
Lease of Warehouse | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments										$ 4,900,000			£ 3,800,000
Lease of Office Premises
Lease Disclosure [Line Items]
Lease term								3 years				3 years
Lease term, break clause period								2 years
Lease of Office Premises | Maximum
Lease Disclosure [Line Items]
Future minimum lease payments								$ 100,000				£ 100,000